IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of impairment loss and reversal of impairment loss [text block]
For the year ended December 31, 2017, the Company recorded an after-tax impairment loss of $181.0 million within net loss, as noted below:

Year ended December 31, 2017
(in millions of U.S. dollars)	Rainy River
Impairment charge included within NET LOSS
Rainy River depletable mining properties	268.4
Tax recovery	(87.4)
Total impairment charge after tax	181.0

For the year ended December 31, 2016, the Company recorded an impairment charge of $6.4 million within net loss, as noted below:

Year ended December 31, 2016
(in millions of U.S. dollars)	Rio Figueroa NSR
Impairment charge included within NET LOSS
Exploration and evaluation assets	6.4

Disclosure of impairment analysis, of commodity prices and exchange rate [text block]
the following commodity prices and exchange rate assumptions were used:

As at December 31, 2017			As at December 31, 2016
(in U.S. dollars, except where noted)	2018 - 2022 Average	Long term	2017 - 2021 Average	Long term
Commodity prices
Gold ($/ounce)	1,300	1,300	1,325	1,300
Silver ($/ounce)	19.16	19.25	19.66	20.00
Exchange rates
CAD:USD	1.24	1.24	1.31	1.30

Disclosure Of Detailed Information About Sensitivity Analysis On Key Assumptions Used In Determining Impairment Loss [text block]
Any variation in the key assumptions used to determine fair value would result in a change of the assessed fair value. It is estimated that changes in the key assumptions would have the following approximate impact on the fair value of the Rainy River CGU at December 31, 2017:

As at December 31, 2017
(in millions of U.S. dollars)	Rainy River
Impact of changes in the key assumptions used to determine fair value
$100 per ounce change in gold price	235.1
0.5% change in discount rate	25.9
5% change in exchange rate	106.5
5% change in operating costs	90.3
5% change in in-situ ounces	20.2